United States Securities
             Securities and Exchange Commission
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:
March 31, 2010

Check here if Amendment [  ]; Amendment Number:
     This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Quantitative Investment Advisors, Inc.
Address:     55 Old Bedford Road
             Lincoln, MA  01773


Form 13F File Number:   28- 4108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Sandra I. Madden
Title:             Senior Counsel
Phone:          (781) 259-1144

Signature, Place, and Date of Signing;

/s/ Sandra I. Madden,   Lincoln, MA            May 14, 2010
Sandra I. Madden


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.  (Check here if all holdings
     of this reporting manager are reported in this report.)

[    ]    13F NOTICE.  (Check here if no holdings reported
     are in this report, and all holdings are reported by another manager(s).)

[ X  ]    13F COMBINATION REPORT.  (Check here if a portion
     of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:

        Form 13F File Number                 Name


        28-05386                        Columbia Partners, L.L.C.,
                                        Investment Management


        28-04895                        Analytic Investors, LLC





                    Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:             22

Form 13F Information Table Value Total:           $ 48,050
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE



Form 13 F information Table

                   Title of                       Value           Shares/Sh/Put/     Invstmt       Other        Voting Authority
Name of Issuer     Class        CUSIP           (x$1000)         PRN AMT/PRN/Call    Dscretn       Mngrs        Sole/Shared/None

AUTOLIV           COM        052800109       12225      237234   SH                      OTHER                      SHARED

Banco Bradesco	ADR	059460303	2652		143880	SH			Other			SHARED


Banco
Santender Chile	ADR	05965x109	1344		19701	SH			OTHER			SHARED


Check Point
Software	COM	m22465104	350		9978	SH			OTHER			SHARED

China Gerui
Adv Mat		COM	G21101103	1781		23500	SH			OTHER			SHARED

Compania
de Bebidas	ADR	20441W203	2276		24826	SH			OTHER			SHARED

Enersis		ADR	29274F104	881		44064	SH			OTHER			SHARED

Fomento
Economico Mex	ADR	344419106	1856		39039	SH			OTHER			SHARED


Grupo
Television	ADR	40049J206	218		10376	SH			OTHER			SHARED

Harbin Electric	COM	41145W109	174		8060	SH			OTHER			SHARED

Infosys
Technologies	ADR	456788108	2872		48800	SH			OTHER			SHARED


ISHARES TR      MSCI    464288273          1967         52600 SH                    OTHER                       SHARED

Mechel OAO	ADR	583840103	449		15803	SH			OTHER			SHARED


METHANEX
CORP                 COM       59151K108     4153           170817  SH        OTHER                       SHARED

Mobile
Telesystems	ADR	607409109	1302		23453	SH		OTHER			SHARED


PETROLEO
BRASILEIRO SA
PETRO              ADR    71654V101     5475       138281     SH         OTHER                             SHARED



Powershares India  ETF	73935L100	947		41595	SH		OTHER				SHARED



SPDR INDEX     ETF   78463x871      2006      75000 SH                    OTHER                             SHARED


Tele Norte
Leste Part	ADR	879246106	1347	76268	SH		OTHER				SHARED

Telefonos de
Mexico		ADR	879403780	1139	73015	SH		OTHER				SHARED

Vivo Part	ADR	92855S200	266	9819	SH		OTHER				SHARED

Wisdomtree
India		ADR	97717w422	2369	101532	SH		OTHER				SHARED


